Goodwill and Intangible Assets - Additional Information (Detail) - PHP (₱)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	₱ 61,379,000,000	₱ 61,379,000,000
Wireless [Member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	56,571,000,000	56,571,000,000
Impairment loss relating to goodwill	₱ 0	0
Pre-tax discount rates applied to cash flow projections	8.30%
Growth rate of cash flows beyond the projection period	3.00%
Fixed Line [Member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	₱ 4,808,000,000	4,808,000,000
Impairment loss relating to goodwill	₱ 0	0
Pre-tax discount rates applied to cash flow projections	8.30%
Growth rate of cash flows beyond the projection period	3.00%
Voyager [Member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill			₱ 980,000,000
Impairment loss relating to goodwill		₱ 980,000,000
Pre-tax discount rates applied to cash flow projections	12.00%
Growth rate of cash flows beyond the projection period	5.00%